Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules and further described below) and certain financial performance measures. For information about how our compensation committee aligns executive compensation with our performance, see “—Compensation Discussion and Analysis” above. Information presented in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act.
The following table sets forth information regarding compensation for our principal executive officer (PEO) and average compensation for our other NEOs (non-PEO NEOs) and certain of our financial performance measures. Our selected performance measure included in the table below is profit before taxes, as adjusted for non-recurring or unusual items (PBT).
	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based on:
Fiscal Year					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($) (in 000s)(6)	PBT ($) (in 000s)(7)
2023	5,642,525	1,677,767	1,903,562	682,702	151.44	57.39	60,703	173,207
2022	5,212,353	11,376,661	1,922,191	4,101,452	179.78	70.25	165,735	195,961
2021	4,765,870	5,702,329	1,893,007	2,310,681	121.22	96.33	131,321	150,568
2020	2,417,381	2,753,167	1,199,853	1,392,821	96.01	97.80	(95,692)	(83,611)

(1)
Thomas C. Chubb III was our PEO for the entirety of fiscal 2023, 2022, 2021 and 2020. The amounts reported reflect the amounts of total compensation reported in the “Total” column of the Summary Compensation Table (SCT) for each applicable year.

(2)
The amounts reported reflect the average of the amounts of total compensation reported for our non-PEO NEOs in the “Total” column of the SCT for each applicable year. The non-PEO NEOs included in this calculation for each of fiscal 2023, 2022, 2021 and 2020 are: K. Scott Grassmyer, Thomas E. Campbell, Michelle M. Kelly and Douglas B. Wood.

(3)
The amounts reported reflect the “compensation actually paid” to Thomas C. Chubb III and the average “compensation actually paid” to our non-PEO NEOs for the applicable year, calculated in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation paid to Thomas C. Chubb III or our non-PEO NEOs for the applicable year. The following table details the adjustments to the total compensation reflected in the SCT used to calculate “compensation actually paid” in accordance with the requirements of Item 402(v). The Company does not maintain a defined benefit pension plan so no adjustments for pension benefits are included in the table below.

	PEO				Non-PEO NEOs (Average)
	2023 ($)	2022 ($)	2021 ($)	2020 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Compensation reported in SCT	5,642,525	5,212,353	4,765,870	2,417,381	1,903,562	1,922,191	1,893,007	1,199,853
Deduct: Grant date fair value reported in SCT of equity awards granted during covered fiscal year	4,247,460	2,544,375	2,249,159	1,590,056	1,071,316	783,859	762,800	676,602
Add: Fair value as of fiscal year-end of equity awards granted during the year that are outstanding and unvested as of fiscal year-end	2,888,580	3,982,295	2,045,469	2,620,583	731,751	1,233,241	693,750	1,112,476
Add: Change as of fiscal year-end in fair value of awards granted in any prior year that are outstanding and unvested as of fiscal year-end	(2,157,805)	4,570,887	817,308	(122,799)	(693,136)	1,670,440	331,645	(50,573)
Add: Change as of vesting date in fair value for any equity awards granted in any prior year that vested during the covered fiscal year	(448,073)	155,500	322,840	(571,942)	(188,159)	59,439	155,079	(192,331)
Compensation Actually Paid	1,677,767	11,376,661	5,702,329	2,753,167	682,702	4,101,452	2,310,681	1,392,821

(4)
The amounts reported reflect cumulative total shareholder return (assuming an initial investment of $100 and the reinvestment of dividends) on our common stock during a period commencing as of market close on January 31, 2020 through and including the end of the applicable fiscal year (the measurement period calculated in accordance with Item 201(e) of Regulation S-K).

(5)
The amounts reported reflect cumulative total shareholder return (assuming an initial investment of $100 and the reinvestment of dividends) of The S&P 500 Apparel, Accessories and Luxury Goods during a period commencing as of market close on January 31, 2020 through and including the end of the applicable fiscal year.

(6)
The amounts reported reflect the amount of net income reported in our audited financial statements for the applicable fiscal year. In fiscal 2023 and fiscal 2020, we incurred non-cash impairment charges in goodwill and intangible assets of $113.6 million and $60.5 million, respectively.

(7)
We have determined that PBT is the financial performance measure that represents the most important measure (that is not otherwise required to be disclosed in the table) to link compensation actually paid to the PEO and our other NEOs to our financial performance.

Company Selected Measure Name	PBT
Named Executive Officers, Footnote
(1)
Thomas C. Chubb III was our PEO for the entirety of fiscal 2023, 2022, 2021 and 2020. The amounts reported reflect the amounts of total compensation reported in the “Total” column of the Summary Compensation Table (SCT) for each applicable year.

(2)
The amounts reported reflect the average of the amounts of total compensation reported for our non-PEO NEOs in the “Total” column of the SCT for each applicable year. The non-PEO NEOs included in this calculation for each of fiscal 2023, 2022, 2021 and 2020 are: K. Scott Grassmyer, Thomas E. Campbell, Michelle M. Kelly and Douglas B. Wood.

Peer Group Issuers, Footnote
(5)
The amounts reported reflect cumulative total shareholder return (assuming an initial investment of $100 and the reinvestment of dividends) of The S&P 500 Apparel, Accessories and Luxury Goods during a period commencing as of market close on January 31, 2020 through and including the end of the applicable fiscal year.

PEO Total Compensation Amount	$ 5,642,525	$ 5,212,353	$ 4,765,870	$ 2,417,381
PEO Actually Paid Compensation Amount	$ 1,677,767	11,376,661	5,702,329	2,753,167
Adjustment To PEO Compensation, Footnote
(3)
The amounts reported reflect the “compensation actually paid” to Thomas C. Chubb III and the average “compensation actually paid” to our non-PEO NEOs for the applicable year, calculated in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation paid to Thomas C. Chubb III or our non-PEO NEOs for the applicable year. The following table details the adjustments to the total compensation reflected in the SCT used to calculate “compensation actually paid” in accordance with the requirements of Item 402(v). The Company does not maintain a defined benefit pension plan so no adjustments for pension benefits are included in the table below.

	PEO				Non-PEO NEOs (Average)
	2023 ($)	2022 ($)	2021 ($)	2020 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Compensation reported in SCT	5,642,525	5,212,353	4,765,870	2,417,381	1,903,562	1,922,191	1,893,007	1,199,853
Deduct: Grant date fair value reported in SCT of equity awards granted during covered fiscal year	4,247,460	2,544,375	2,249,159	1,590,056	1,071,316	783,859	762,800	676,602
Add: Fair value as of fiscal year-end of equity awards granted during the year that are outstanding and unvested as of fiscal year-end	2,888,580	3,982,295	2,045,469	2,620,583	731,751	1,233,241	693,750	1,112,476
Add: Change as of fiscal year-end in fair value of awards granted in any prior year that are outstanding and unvested as of fiscal year-end	(2,157,805)	4,570,887	817,308	(122,799)	(693,136)	1,670,440	331,645	(50,573)
Add: Change as of vesting date in fair value for any equity awards granted in any prior year that vested during the covered fiscal year	(448,073)	155,500	322,840	(571,942)	(188,159)	59,439	155,079	(192,331)
Compensation Actually Paid	1,677,767	11,376,661	5,702,329	2,753,167	682,702	4,101,452	2,310,681	1,392,821

Non-PEO NEO Average Total Compensation Amount	$ 1,903,562	1,922,191	1,893,007	1,199,853
Non-PEO NEO Average Compensation Actually Paid Amount	$ 682,702	4,101,452	2,310,681	1,392,821
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts reported reflect the “compensation actually paid” to Thomas C. Chubb III and the average “compensation actually paid” to our non-PEO NEOs for the applicable year, calculated in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation paid to Thomas C. Chubb III or our non-PEO NEOs for the applicable year. The following table details the adjustments to the total compensation reflected in the SCT used to calculate “compensation actually paid” in accordance with the requirements of Item 402(v). The Company does not maintain a defined benefit pension plan so no adjustments for pension benefits are included in the table below.

	PEO				Non-PEO NEOs (Average)
	2023 ($)	2022 ($)	2021 ($)	2020 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Compensation reported in SCT	5,642,525	5,212,353	4,765,870	2,417,381	1,903,562	1,922,191	1,893,007	1,199,853
Deduct: Grant date fair value reported in SCT of equity awards granted during covered fiscal year	4,247,460	2,544,375	2,249,159	1,590,056	1,071,316	783,859	762,800	676,602
Add: Fair value as of fiscal year-end of equity awards granted during the year that are outstanding and unvested as of fiscal year-end	2,888,580	3,982,295	2,045,469	2,620,583	731,751	1,233,241	693,750	1,112,476
Add: Change as of fiscal year-end in fair value of awards granted in any prior year that are outstanding and unvested as of fiscal year-end	(2,157,805)	4,570,887	817,308	(122,799)	(693,136)	1,670,440	331,645	(50,573)
Add: Change as of vesting date in fair value for any equity awards granted in any prior year that vested during the covered fiscal year	(448,073)	155,500	322,840	(571,942)	(188,159)	59,439	155,079	(192,331)
Compensation Actually Paid	1,677,767	11,376,661	5,702,329	2,753,167	682,702	4,101,452	2,310,681	1,392,821

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return
The following graph reflects the relationship between “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs and our cumulative TSR for the fiscal years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
SEC rules require that net income be presented as a performance measure in the Pay versus Performance table above. The following graph reflects the relationship between “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs and our net income during the fiscal years presented in the table, as reported in our audited financial statements for the applicable fiscal year.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and PBT
The following graph reflects the relationship between “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs and our PBT for the applicable fiscal year.

Total Shareholder Return Vs Peer Group
Total Shareholder Return and Peer Group Total Shareholder Return
The following graph reflects a comparison of our cumulative TSR and the cumulative TSR of The S&P 500 Apparel, Accessories and Luxury Goods for the fiscal years presented in the table.

Tabular List, Table
Financial Performance Measures
As described above under “—Compensation Discussion and Analysis”, our executive compensation programs include both short- and long-term performance-based incentives with rigorous financial requirements designed to align the compensation of our NEOs with the interests of our shareholders. The most important financial performance measures used to link compensation actually paid to our PEO and other NEOs with our performance for fiscal 2023 are as follows:
•
Profit Before Taxes (as described above under “—Compensation Discussion and Analysis”)

•
Total Shareholder Return (as described above under “—Compensation Discussion and Analysis”)

•
Comparator Group Total Shareholder Return (as described above under “—Compensation Discussion and Analysis”)

As described above under “—Compensation Discussion and Analysis”, payments of cash incentive awards are paid based on our achievement of performance targets based on profit before taxes, as adjusted for non-recurring or unusual items (PBT). PBT is a performance measure which we believe drives shareholder value by focusing management on the profitability of our company and/or operating groups, taking into consideration the cost of the capital being deployed. Performance-based RSUs awarded under our LTIP are earned based on the percentile rank of our TSR relative to the TSRs of the companies in a comparator group approved by our compensation committee.

Total Shareholder Return Amount	$ 151.44	179.78	121.22	96.01
Peer Group Total Shareholder Return Amount	57.39	70.25	96.33	97.8
Net Income (Loss)	$ 60,703,000	$ 165,735,000	$ 131,321,000	$ (95,692,000)
Company Selected Measure Amount	173,207,000	195,961,000	150,568,000	(83,611,000)
PEO Name	Thomas C. Chubb III
Goodwill and Intangible Asset Impairment	$ 113,600,000			$ 60,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	Profit Before Taxes
Non-GAAP Measure Description
(7)
We have determined that PBT is the financial performance measure that represents the most important measure (that is not otherwise required to be disclosed in the table) to link compensation actually paid to the PEO and our other NEOs to our financial performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Comparator Group Total Shareholder Return
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,247,460)	$ (2,544,375)	$ (2,249,159)	(1,590,056)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,888,580	3,982,295	2,045,469	2,620,583
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,157,805)	4,570,887	817,308	(122,799)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(448,073)	155,500	322,840	(571,942)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,071,316)	(783,859)	(762,800)	(676,602)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	731,751	1,233,241	693,750	1,112,476
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(693,136)	1,670,440	331,645	(50,573)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (188,159)	$ 59,439	$ 155,079	$ (192,331)